Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common Stock	Preferred Stock	Contributed Surplus	Accumulated Other Comprehensive Loss ("AOCL")	Retained Earnings	Non- Controlling Interest
Balance at Dec. 31, 2015	$ 4,334	$ 2,157	$ 709	$ 29	$ 137	$ 1,168	$ 134
Net income	266	0	0	0	0	255	11
Other Comprehensive Income (Loss), Net of Tax	(30)	0	0	0	(27)	0	(3)
Issuance of stock, net of issuance costs	2,450	2,450	0	0	0	0	0
Cash dividends declared on preferred stock	(28)	0	0	0	0	(28)	0
Cash dividends declared on common stock	(324)	0	0	0	0	(324)	0
Common stock issued under purchase plan	110	110	0	0	0	0	0
Beneficial conversion feature, net of tax (note 8)	43	0	0	43	0	0	0
Acquisition Non Controlling Interest	(15)	3	0	7	0	0	(25)
Other	(9)	0	0	(5)	(4)	5	(5)
Stock-based compensation	19	18	0	1	0	0	0
Balance at Dec. 31, 2016	6,816	4,738	709	75	106	1,076	112
Net income	299	0	0	0	0	294	5
Other Comprehensive Income (Loss), Net of Tax	(299)	0	0	0	(294)	0	(5)
Issuance of stock, net of issuance costs	686	686	0	0	0	0	0
Cash dividends declared on preferred stock	(28)	0	0	0	0	(28)	0
Cash dividends declared on common stock	(451)	0	0	0	0	(451)	0
Common stock issued under purchase plan	173	173	0	0	0	0	0
Beneficial conversion feature, net of tax (note 8)	0
Common Dividends paid by subsidiaries to non-controlling interest		0	0	0	0	0	0
Non-controlling interest investment	(14)	0	0	0	0	0	(14)
Other	(5)	1	0	0	0	0	(6)
Stock-based compensation	4	3	0	1	0	0	0
Balance at Dec. 31, 2017	$ 7,181	$ 5,601	$ 709	$ 76	$ (188)	$ 891	$ 92